Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15: Commitments and Contingencies

We have entered into certain arrangements with developers whereby we have committed to purchase vacation ownership units at a future date to be marketed and sold under our Hilton Grand Vacations brand. As of September 30, 2017, we were committed to purchase approximately $208 million of inventory and land over a period of five years. The ultimate amount and timing of the acquisitions is subject to change pursuant to the terms of the respective arrangements, which could also allow for cancellation in certain circumstances. During the nine months ended September 30, 2017 and 2016, we purchased $9 million and $11 million, respectively, of VOI inventory as required under our commitments. As of September 30, 2017, our remaining obligation pursuant to these arrangements was expected to be incurred as follows: $3 million in 2018, $187 million in 2019, $9 million in 2020, and $9 million in 2021.

We are involved in litigation arising from the normal course of business, some of which includes claims for substantial sums. Management has also identified certain other legal matters where we believe an unfavorable outcome is reasonably possible and/or for which no estimate of possible losses can be made. While the ultimate results of claims and litigation cannot be predicted with certainty, we expect that the ultimate resolution of all pending or threatened claims and litigation as of September 30, 2017, will not have a material effect on our condensed consolidated results of operations, financial position or cash flows.

Note 19: Commitments and Contingencies

We have entered into certain arrangements with developers whereby we have committed to purchase vacation ownership units at a future date to be marketed and sold under our Hilton Grand Vacations brand. As of December 31, 2016, we were committed to purchase approximately $198 million of inventory and land over a period of three years. The ultimate amount and timing of the acquisitions is subject to change pursuant to the terms of the respective arrangements, which could also allow for cancellation in certain circumstances. During the years ended December 31, 2016 and 2015, we purchased $14 million and $17 million, respectively, of VOI inventory as required under our commitments. As of December 31, 2016, our remaining obligation pursuant to these arrangements was expected to be incurred as follows: $8 million in 2017, $61 million in 2018, and $129 million in 2019. We have made a deposit of $4.35 million on the inventory we are committed to purchase in 2018.

We are involved in litigation arising from the normal course of business, some of which includes claims for substantial sums. Management has also identified certain other legal matters where we believe an unfavorable outcome is reasonably possible and/or for which no estimate of possible losses can be made. While the ultimate results of claims and litigation cannot be predicted with certainty, we expect that the ultimate resolution of all pending or threatened claims and litigation as of December 31, 2016 will not have a material effect on our consolidated results of operations, financial position or cash flows.